Derivative Liabilities (Details Narrative) - Private Placement [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2016
Class of warrant or right, issued during period	295,945
Series B Preferred Stock [Member]
Class of warrant or right, issued during period		127,346
Class of warrant or right, exercise price of warrants or rights		$ 1.25
Class of warrant or right, expiration period		5 years
Series B Preferred Stock [Member] | Debt Settlement [Member] | Strategic Bio Partners [Member]
Class of warrant or right, issued during period		295,945
Class of warrant or right, exercise price of warrants or rights		$ 1.25
Class of warrant or right, expiration period		5 years